Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

Note 3:   Segment information

(i) The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	9,332	9,619	9,476
Engineering	5,617	11,769	3,881
	14,949	21,388	13,357
Operating income / (loss)
Trading and manufacturing	(246)	130	941
Engineering	590	846	(1,027)
Unallocated corporate expenses	(230)	(205)	(186)
	114	771	(272)

	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	28	32	39
Engineering	5	6	10
	33	38	49
Capital expenditures, gross
Trading and manufacturing	2	1	2
Engineering	5	3	9
	7	4	11

	December 31,
	2022	2021
	US$’000	US$’000
Assets
Trading and manufacturing	13,637	7,969
Engineering	5,726	13,281
	19,363	21,250
Liabilities
Trading and manufacturing	1,300	3,428
Engineering	3,257	3,021
	4,557	6,449

(ii) Geographical analysis of revenue by customer location is as follows:

	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenue -
The PRC	5,878	13,217	5,072
Hong Kong	7,174	7,937	8,024
Others	1,897	234	261
	14,949	21,388	13,357

(iii) Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	December 31,
	2022	2021
	US$’000	US$’000

Hong Kong	8	25
The PRC	171	190
	179	215

(1) Long-lived assets represent property, plant and equipment, net.

(iv) Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	Year ended December 31,
	2022	2021	2020

Supplier A	33%	42%	30%
Supplier B	21%	13%	10%
Supplier C	6%	6%	9%
Supplier D	5%	6%	6%
Supplier E	-	5%	5%
Supplier F	5%	-	-
Supplier G	5%	-	-
Supplier H	-	-	12%

(v) Major customers

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	Year ended December 31,
	2022	2021	2020

Customer A	18%	15%	9%
Customer B	9%	-	8%
Customer C	6%	-	6%